CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Series A Redeemable Convertible Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Common Stock Series A Redeemable Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A Redeemable Convertible Preferred Stock	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	As Previously Reported	As Previously Reported Common Stock	As Previously Reported Additional Paid-in Capital	As Previously Reported Accumulated Deficit	Revision of Prior Period, Adjustment	Revision of Prior Period, Adjustment Common Stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Revision of Prior Period, Adjustment Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2017														52,189,169				(52,189,169)
Balance at beginning of period at Dec. 31, 2017														$ 73,062				$ (73,062)
Balance at end of period (in shares) at Dec. 31, 2018		0
Balance at end of period at Dec. 31, 2018		$ 0
Balance at beginning of period (in shares) at Dec. 31, 2017					213,588,410										60,166,667				153,421,743
Balance at beginning of period at Dec. 31, 2017		41,856			$ 21		$ 76,107			$ (34,272)		$ 0		$ (31,206)	$ 1	$ 3,065	$ (34,272)	$ 73,062	$ 20	$ 73,042
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares)	[1]				47,801,632
Issuance of Series D redeemable convertible preferred stock, net of issuance costs	[1]	209,000			$ 5		208,995
Repurchase of Series B redeemable convertible preferred stock (in shares)	[1]				(983,699)
Repurchase of Series B redeemable convertible preferred stock	[1]	$ (4,166)					(4,166)
Exercise of stock options (in shares)		0
Stock-based compensation		$ 3,843					3,843
Net loss attributable to common stockholders		(64,293)								(64,293)
Balance at end of period (in shares) at Dec. 31, 2018					260,406,343
Balance at end of period at Dec. 31, 2018		$ 186,240		$ 0	$ 26		284,779		$ 162	(98,565)	$ (162)	0
Balance at end of period (in shares) at Dec. 31, 2019		0												82,297,742				(82,297,742)
Balance at end of period at Dec. 31, 2019		$ 0												$ 383,987				$ (383,987)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares)	[1]				6,671,998
Issuance of Series D redeemable convertible preferred stock, net of issuance costs	[1]	60,305			$ 1		60,304
Repurchase of Series B redeemable convertible preferred stock (in shares)	[1]				(3,575,750)
Repurchase of Series B redeemable convertible preferred stock	[1]	(31,356)					(30,259)			(1,097)
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[1]				5,953,515
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	$ 58,000					58,000
Exercise of stock options (in shares)		1,266			1,266
Exercise of stock options		$ 1					1
Stock-based compensation		4,858					4,858
Common stock issued for warrants exercised (in shares)	[1]		6,116,000			1,368,720		6,116,000
Net loss attributable to common stockholders		(88,656)								(88,656)
Balance at end of period (in shares) at Dec. 31, 2019					270,826,092										60,167,334				210,658,758
Balance at end of period at Dec. 31, 2019		195,508		(828)	$ 27		383,961			(188,480)	(828)	0	$ (828)	$ (188,479)	$ 1	0	(188,480)	$ 383,987	$ 26	383,961	$ 0
Balance at end of period (in shares) at Mar. 31, 2020														84,095,913				(84,095,913)
Balance at end of period at Mar. 31, 2020														$ 414,664				$ (414,664)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders		(33,146)
Balance at end of period (in shares) at Mar. 31, 2020					274,245,640										60,167,980				214,077,660
Balance at end of period at Mar. 31, 2020		$ 193,526			$ 27		415,953			(222,454)				$ (221,138)	$ 1	1,315	(222,454)	$ 414,664	$ 26	414,638	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]		us-gaap:AccountingStandardsUpdate201602Member
Balance at beginning of period (in shares) at Dec. 31, 2019		0												82,297,742				(82,297,742)
Balance at beginning of period at Dec. 31, 2019		$ 0												$ 383,987				$ (383,987)
Balance at end of period (in shares) at Jun. 30, 2020		0
Balance at end of period at Jun. 30, 2020		$ 0
Balance at beginning of period (in shares) at Dec. 31, 2019					270,826,092										60,167,334				210,658,758
Balance at beginning of period at Dec. 31, 2019		195,508		(828)	$ 27		383,961			(188,480)	(828)	0	(828)	(188,479)	$ 1	0	(188,480)	$ 383,987	$ 26	383,961	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares)					6,581,340
Issuance of Series D redeemable convertible preferred stock, net of issuance costs		56,250			$ 1		56,249
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)					9,443,353
Issuance of Series D redeemable convertible preferred stock for in kind contribution		91,999			$ 1		91,998
Business Combination and PIPE financing (in shares)					72,272,942
Business Combination and PIPE financing (As Restated)		594,522			$ 7		594,515
Exercise of stock options (in shares)					1,786,912
Exercise of stock options		1,884					1,884
Stock-based compensation		39,540					39,540
Net loss attributable to common stockholders		(148,928)								(148,928)				(119,771)
Balance at end of period (in shares) at Jun. 30, 2020					360,910,639
Balance at end of period at Jun. 30, 2020		$ 829,947			$ 36		1,168,147			(338,236)				$ 880,804
Balance at beginning of period (in shares) at Dec. 31, 2019		0												82,297,742				(82,297,742)
Balance at beginning of period at Dec. 31, 2019		$ 0												$ 383,987				$ (383,987)
Balance at beginning of period (in shares) at Dec. 31, 2019					270,826,092										60,167,334				210,658,758
Balance at beginning of period at Dec. 31, 2019		195,508		(828)	$ 27		383,961			(188,480)	(828)	0	(828)	(188,479)	$ 1	0	(188,480)	$ 383,987	$ 26	383,961	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders		(228,632)												(237,220)
Balance at end of period at Sep. 30, 2020		$ 1,065,825												$ 1,078,935
Balance at beginning of period (in shares) at Dec. 31, 2019		0												82,297,742				(82,297,742)
Balance at beginning of period at Dec. 31, 2019		$ 0												$ 383,987				$ (383,987)
Balance at end of period (in shares) at Dec. 31, 2020		0
Balance at end of period at Dec. 31, 2020		$ 0
Balance at beginning of period (in shares) at Dec. 31, 2019					270,826,092										60,167,334				210,658,758
Balance at beginning of period at Dec. 31, 2019		195,508		$ (828)	$ 27		383,961			(188,480)	$ (828)	0	$ (828)	(188,479)	$ 1	0	(188,480)	$ 383,987	$ 26	383,961	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares)	[1]				6,581,340
Issuance of Series D redeemable convertible preferred stock, net of issuance costs	[1]	56,250			$ 1		56,249
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[1]				9,443,353
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[1]	91,999			$ 1		91,998
Business Combination and PIPE financing (in shares)					72,272,942
Business Combination and PIPE financing (As Restated)		$ 594,522			$ 7		594,515
Exercise of stock options (in shares)		8,716,423			8,716,423
Exercise of stock options		$ 9,863					9,863
Issuance of shares upon release of RSUs (in shares)					194,306
Stock-based compensation		137,991					137,991
Common stock issued for warrants exercised (in shares)					23,006,891
Common stock issued for warrants exercised (As Restated)		265,463			$ 3		265,460
Net loss attributable to common stockholders		(370,866)								(370,866)				(384,314)
Other comprehensive income		239										239
Balance at end of period (in shares) at Dec. 31, 2020					391,041,347
Balance at end of period at Dec. 31, 2020		$ 980,141			$ 39		1,540,037			(560,174)		239		$ 987,476		1,560,820	(573,622)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]		us-gaap:AccountingStandardsUpdate201602Member
Balance at beginning of period (in shares) at Mar. 31, 2020														84,095,913				(84,095,913)
Balance at beginning of period at Mar. 31, 2020														$ 414,664				$ (414,664)
Balance at end of period (in shares) at Jun. 30, 2020		0
Balance at end of period at Jun. 30, 2020		$ 0
Balance at beginning of period (in shares) at Mar. 31, 2020					274,245,640										60,167,980				214,077,660
Balance at beginning of period at Mar. 31, 2020		193,526			$ 27		415,953			(222,454)				(221,138)	$ 1	1,315	(222,454)	$ 414,664	$ 26	$ 414,638	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares)	[2]				5,215,933
Issuance of Series D redeemable convertible preferred stock, net of issuance costs	[2]	45,573			$ 1		45,572
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)	[2]				7,390,436
Issuance of Series D redeemable convertible preferred stock for in kind contribution	[2]	71,999			$ 1		71,998
Business Combination and PIPE financing (in shares)					72,272,942
Business Combination and PIPE financing (As Restated)		594,522			$ 7		594,515
Exercise of stock options (in shares)					1,785,688
Exercise of stock options		1,882					1,882
Stock-based compensation		38,227					38,227
Net loss attributable to common stockholders		(115,782)								(115,782)				(86,625)
Balance at end of period (in shares) at Jun. 30, 2020					360,910,639
Balance at end of period at Jun. 30, 2020		829,947			$ 36		1,168,147			(338,236)				880,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders		(79,704)												(117,449)
Balance at end of period at Sep. 30, 2020		$ 1,065,825												1,078,935
Balance at end of period (in shares) at Dec. 31, 2020		0
Balance at end of period at Dec. 31, 2020		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to common stockholders		(142,236)												(147,096)
Balance at end of period (in shares) at Dec. 31, 2020					391,041,347
Balance at end of period at Dec. 31, 2020		980,141			$ 39		1,540,037			(560,174)		239		$ 987,476		$ 1,560,820	$ (573,622)
Balance at end of period at Jun. 30, 2021		$ 13,237
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		2,929,917			2,929,917
Exercise of stock options		$ 3,626			$ 1		3,625
Issuance of shares upon release of RSUs (in shares)					1,268,227
Stock-based compensation		102,936					102,936
Net loss attributable to common stockholders		(263,455)								(263,455)
Other comprehensive income		(235)										(235)
Balance at end of period (in shares) at Jun. 30, 2021					397,077,561
Balance at end of period at Jun. 30, 2021		844,777			$ 40		1,668,362			(823,629)		4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for commitment shares (in shares)					155,703
Common stock issued for commitment shares		2,625					2,625
Common stock issued for investment in affiliates (in shares)					1,682,367
Common stock issued for investment in affiliates, net of common stock with embedded put right		19,139					19,139
Balance at end of period at Jun. 30, 2021		13,237
Balance at beginning of period (in shares) at Mar. 31, 2021					393,745,157
Balance at beginning of period at Mar. 31, 2021		912,283			$ 39		1,592,716			(680,398)		(74)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)					1,033,250
Exercise of stock options		1,213			$ 1		1,212
Issuance of shares upon release of RSUs (in shares)					461,084
Stock-based compensation		52,670					52,670
Net loss attributable to common stockholders		(143,231)								(143,231)
Other comprehensive income		78										78
Balance at end of period (in shares) at Jun. 30, 2021					397,077,561
Balance at end of period at Jun. 30, 2021		844,777			$ 40		1,668,362			$ (823,629)		$ 4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for commitment shares (in shares)					155,703
Common stock issued for commitment shares		2,625					2,625
Common stock issued for investment in affiliates (in shares)					1,682,367
Common stock issued for investment in affiliates, net of common stock with embedded put right		$ 19,139					$ 19,139

[1]	(1) Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.
[2]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.